Related Party Transactions	12 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Related Party Transactions

Note 21. Related Party Transactions

Parent entity

Nova Minerals Limited is the parent entity.

Subsidiaries

Interests in subsidiaries are set out in Note 23.

Key management personnel

Disclosures relating to key management personnel are set out in Note 18 and the remuneration report included in the directors’ report.

The following transactions occurred with related parties:

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Payment for goods and services:
Payment to Benison Contractors Pty Ltd a company of Louie Siemens for Snow Lake Resources director fee	-	33,066
Payment to Christopher Gerteisen for Snow Lake Resources consulting fees	-	6,533
Payment to Speedy Investments Pty Ltd a company of Craig Bentley for consulting fees	-	1,700
Payment to Harpia Group AG a company of Rodrigo Pasqua for consulting fees	-	12,160

Loans to/from related parties

The following balances are outstanding at the reporting date in relation to loans with related parties:

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Current Receivables:
Snow Lake Resources other receivable	150,207	29,216

Non-Current Receivables:
Loan to Rotor X	62,226	166,348

Terms and conditions

All transactions were made on normal commercial terms and conditions and at market rates.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2023